                          AMERICAN CENTURY INVESTMENTS
                                4500 MAIN STREET
                          KANSAS CITY, MISSOURI 64111

November 13, 2006

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

RE:  American Century Mutual Funds, Inc.
      1933 Act File No. 333-137741

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities  Act of 1933, as amended,  the undersigned  hereby  certifies that the form of proxy that would have been filed under  paragraph  (b) or (c) of Rule 497 with  respect  to the  above-referenced issuer  would  not  have  differed  from  that  contained  in  the  most  recent
registration   statement   amendment,   the  text  of  which   has  been   filed
electronically.

     If there are any  questions  or  comments  regarding  this  filing,  please contact the undersigned at (816) 340-7276.

Sincerely,

/s/ Brian L. Brogan
--------------------------------------
Brian L. Brogan
Vice President and
Associate General Counsel